BASIS OF CONSOLIDATION AND INVESTMENTS (Details 11)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Buildings [member]
IfrsStatementLineItems [Line Items]
Average estimated useful lives	28 years	27 years